Offerings - Offering: 1	Mar. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,578,474
Proposed Maximum Offering Price per Unit	120.21
Maximum Aggregate Offering Price	$ 670,588,359.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 92,608.25
Offering Note	a. Estimated in accordance with Rules 457(a) and 457(c) solely for the purpose of calculating the amount of the registration fee on the basis of the average of the high and low prices for a share of the registrant's Common Stock as reported on the Nasdaq Global Select Market on March 13, 2026. b. Represents shares of Common Stock of the registrant that may be offered for resale by the selling stockholder upon exercise of the warrants to purchase the registrant's Common Stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction.